Document And Entity Information	Jan. 18, 2021
Document Information [Line Items]
Entity, Registrant Name	NEXTDECADE CORPORATION
Document, Type	8-K
Document, Period End Date	Jan. 18, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36842
Entity, Tax Identification Number	46-5723951
Entity, Address, Address Line One	1000 Louisiana Street
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	574-1880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NEXT
Security Exchange Name	NASDAQ
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001612720